SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Accounts Receivable [Table Text Block]
	December 31,	December 31,
	2015	2014
Accounts Receivable	$8,209,245	$11,270,917
Bad Debt Provision	(5,029,107)	(4,484,321)
Accounts Receivable – Net	$3,180,138	$6,786,596

Schedule of Allowance for Doubtful Accounts [Table Text Block]
Balance at January 1, 2014	$58,587,659
Increase in allowance for doubtful accounts	7,385,502
Amounts written off as uncollectible	(59,208,806)
Amounts recovered during the year	(1,828,813)
Foreign exchange difference	(451,221)
Balance at December 31, 2014	$4,484,321
Increase in allowance for doubtful accounts	1,166,764
Amounts recovered during the year	(379,731)
Foreign exchange difference	(242,247)
Balance at December 31, 2015	$5,029,107

Schedule of Estimated Useful Lives Property, Plant and Equipment [Table Text Block]
Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Schedule of Intangible Assets Estimated Useful Lives [Table Text Block]
Software development costs	2 - 5 years
Technology	5 years
Trademarks	20 years
Customer base	2 years

Schedule of Exchange Rates [Table Text Block]
	December 31,	December 31,
	2015	2014
Year-end exchange rate	6.4893	6.1387
Average yearly exchange rate	6.2150	6.1425